Related parties - Key management personnel compensation (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management personnel compensation [Abstract]
Short-term employee benefits		₩ 23,972	₩ 23,468	₩ 21,237
Severance benefits		686	651	731
Share-based payment transactions	[1]	13,886	2,628	12,343
Key management personnel compensation		₩ 38,544	₩ 26,747	₩ 34,311

[1]	The expenses of share-based payment transactions are the renumeration expenses during the vesting period.